Stockholders' Equity (Details) - USD ($)												1 Months Ended		12 Months Ended
	Dec. 12, 2017	Oct. 17, 2017	Oct. 05, 2017	Mar. 17, 2017	Jan. 13, 2017	Oct. 31, 2016	Sep. 23, 2016	Sep. 22, 2016	Aug. 23, 2016	Aug. 22, 2016	Jan. 06, 2016	Oct. 23, 2017	Dec. 29, 2016	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity (Textual)
Issuance of common stock for cash														$ 300,000	$ 355,000
Shares price												$ 1.00		$ 1.00
Shares, issued												3,000
Number of board of directors			2
Number of individual investors											8	15
Fair value of shares issued for services		$ 5,455	$ 27,272							$ 1,620,000	$ 550			$ 32,727	1,620,550
Issuance of stock for services, shares			25,000							3,000,000	550,000
Common stock issued non-executive employee		10,000
Stock option vesting period	5 years
Debt converted amount														$ 75,000	200,000
Shares issued in debt conversion of common stock														50,000
Loss on conversion of debt															$ (72,000)
Options to purchase common stock	90,000
Chief Financial Officer [Member]
Stockholders' Equity (Textual)
Shares subscribed									3,700,000
Value of stock subscription									$ 2,000,000
Issuance of common stock for cash				$ 750,000	$ 300,000			$ 500,000	$ 355,000				$ 50,000
Issuance of common stock for cash, shares				1,387,501	550,001			925,001	656,751				92,500
FMS [Member] | Common Stock [Member]
Stockholders' Equity (Textual)
Business acquisition, equity interest issued or issuable							$ 27,250
Business acquisition, equity interest issued or issuable, shares							50,000
Conversion of Convertible Promissory Note [Member]
Stockholders' Equity (Textual)
Shares price														$ 1.00
Debt converted amount						$ 200,000
Shares issued in debt conversion of common stock						200,000								25,000
Loss on conversion of debt						$ 72,000
2016 Equity Incentive Plan [Member]
Stockholders' Equity (Textual)
Shares price	$ 0.001
Stock option term															10 years
Stock option vesting period															5 years
The options expire term	5 years